Subsequent Events	9 Months Ended
Sep. 30, 2020
Subsequent Event [Line Items]
Subsequent Events	Subsequent Events
a)On October 1, 2020, Teekay Parent completed the refinancing of its revolving credit facility of up to $150 million, and as part of this refinancing, 10.75 million Teekay LNG common units were included as additional security.

b)In October and November 2020, Teekay Parent repurchased $2.0 million of principal of its existing Convertible Notes for total consideration of $1.7 million and $6.6 million of the principal of its existing 2022 Notes for total consideration of $6.2 million.

c)On October 19 and 22, 2020, Teekay Tankers completed the purchases of two Aframax tankers previously under the sale-leaseback arrangement described in Note 6 for a total cost of $29.6 million, using available cash.

d)On November 13, 2020, Teekay Tankers declared purchase options on two Suezmax tankers for a total cost of $56.7 million, as part of the repurchase options under the sale-leaseback arrangements described in Note 6. The Company expects to complete the purchase and delivery of these vessels in May 2021.